Segment Reporting - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Operating profit	$ 1,439	$ 1,635	$ 2,199
Restructuring expenses	(44)	(84)	(184)
Interest expenses of Industrial Activities, net of interest income and eliminations	(543)	(479)	(613)
Other, net	(861)	(505)	(313)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ (9)	$ 567	$ 1,089